Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
December 31, 2025
ADESII-NPRT1-0226
1.827902.120
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	1,498,978	6,172,116
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	245,600	68,866,908
CANADA - 1.9%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Athabasca Oil Corp (c)	1,603,200	8,211,356
Imperial Oil Ltd (b)	955,200	82,523,490
TOTAL ENERGY		90,734,846
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (c)	141,000	23,987,104
TOTAL CANADA		114,721,950
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	342,700	17,436,576
FRANCE - 0.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	93,400	8,023,725
Industrials - 0.3%
Aerospace & Defense - 0.3%
Airbus SE	71,900	16,696,905
TOTAL FRANCE		24,720,630
GERMANY - 0.8%
Information Technology - 0.8%
Software - 0.8%
SAP SE ADR	184,500	44,816,895
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	566,400	3,686,277
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	5,230	2,367,435
NETHERLANDS - 0.7%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	491,800	12,821,146
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	6,600	5,550,270
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	9,800	10,484,628
BE Semiconductor Industries NV	69,700	10,955,655
TOTAL INFORMATION TECHNOLOGY		21,440,283
TOTAL NETHERLANDS		39,811,699
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (g)(h)	200,600	6,459,654
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	385,700	6,866,454
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	147,900	44,945,331
UNITED KINGDOM - 1.1%
Consumer Staples - 0.8%
Beverages - 0.2%
Diageo PLC ADR	109,400	9,437,938
Tobacco - 0.6%
British American Tobacco PLC ADR	589,700	33,388,814
TOTAL CONSUMER STAPLES		42,826,752
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	56,200	2,464,305
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	1,110,100	17,168,488
TOTAL UNITED KINGDOM		62,459,545
UNITED STATES - 89.7%
Communication Services - 10.3%
Entertainment - 0.4%
Walt Disney Co/The	193,500	22,014,495
Interactive Media & Services - 9.0%
Alphabet Inc Class A	635,500	198,911,500
Alphabet Inc Class C	536,060	168,215,628
Meta Platforms Inc Class A	251,539	166,038,379
		533,165,507
Media - 0.9%
Comcast Corp Class A	1,739,000	51,978,710
TOTAL COMMUNICATION SERVICES		607,158,712
Consumer Discretionary - 3.5%
Broadline Retail - 1.2%
Amazon.com Inc (c)	284,700	65,714,454
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings Inc	1,650	8,836,295
Cava Group Inc (b)(c)	59,300	3,480,317
Chipotle Mexican Grill Inc (c)	69,800	2,582,600
Marriott International Inc/MD Class A1	46,100	14,302,064
Starbucks Corp	114,100	9,608,361
Wingstop Inc	12,100	2,885,729
		41,695,366
Household Durables - 0.6%
Somnigroup International Inc	354,100	31,614,048
Whirlpool Corp (b)	79,500	5,735,130
		37,349,178
Specialty Retail - 0.9%
Home Depot Inc/The	17,200	5,918,520
Lowe's Cos Inc	166,800	40,225,488
RH (c)	25,200	4,514,580
		50,658,588
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	4,800	997,488
NIKE Inc Class B	113,400	7,224,714
		8,222,202
TOTAL CONSUMER DISCRETIONARY		203,639,788
Consumer Staples - 3.5%
Beverages - 1.4%
Brown-Forman Corp Class B (b)	380,600	9,918,436
Coca-Cola Co/The	545,000	38,100,950
Keurig Dr Pepper Inc	1,210,800	33,914,508
		81,933,894
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co (c)	79,900	7,184,608
Sprouts Farmers Market Inc (c)	79,000	6,293,930
Sysco Corp	125,600	9,255,464
Target Corp	183,300	17,917,575
US Foods Holding Corp (c)	113,100	8,518,692
		49,170,269
Food Products - 0.0%
Lamb Weston Holdings Inc	400	16,756
Mondelez International Inc	31,800	1,711,794
		1,728,550
Household Products - 0.1%
Procter & Gamble Co/The	23,400	3,353,454
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	131,000	13,718,320
Kenvue Inc	1,842,913	31,790,249
		45,508,569
Tobacco - 0.4%
Philip Morris International Inc	165,400	26,530,160
TOTAL CONSUMER STAPLES		208,224,896
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp	115,700	17,633,837
ConocoPhillips	189,300	17,720,373
Exxon Mobil Corp	1,870,219	225,062,155
Murphy Oil Corp	251,900	7,871,875
Shell PLC ADR	1,603,140	117,798,727
TOTAL ENERGY		386,086,967
Financials - 15.0%
Banks - 10.3%
Bank of America Corp	3,098,915	170,440,325
M&T Bank Corp	120,700	24,318,636
PNC Financial Services Group Inc/The	293,816	61,328,214
Truist Financial Corp	286,200	14,083,902
US Bancorp	155,542	8,299,721
Wells Fargo & Co	3,517,621	327,842,277
		606,313,075
Capital Markets - 1.8%
Blue Owl Capital Inc Class A	850,800	12,710,952
Charles Schwab Corp/The	111,100	11,100,001
KKR & Co Inc Class A	381,685	48,657,204
Moody's Corp	6,900	3,524,865
MSCI Inc	800	458,983
Northern Trust Corp	195,495	26,702,662
Raymond James Financial Inc	23,850	3,830,072
		106,984,739
Financial Services - 2.3%
Apollo Global Management Inc	69,500	10,060,820
Corpay Inc (c)	17,600	5,296,368
Global Payments Inc	32,700	2,530,980
Mastercard Inc Class A	38,600	22,035,968
PayPal Holdings Inc	94,700	5,528,586
Visa Inc Class A	254,800	89,360,908
		134,813,630
Insurance - 0.6%
Arthur J Gallagher & Co	41,500	10,739,785
Brown & Brown Inc	243,900	19,438,830
Chubb Ltd	22,100	6,897,852
		37,076,467
TOTAL FINANCIALS		885,187,911
Health Care - 8.9%
Biotechnology - 0.5%
Alnylam Pharmaceuticals Inc (c)	39,500	15,707,175
Biogen Inc (c)	17,300	3,044,627
Gilead Sciences Inc	35,400	4,344,996
Nuvalent Inc Class A (c)	5,500	553,245
Vaxcyte Inc (c)	110,900	5,116,926
		28,766,969
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	44,800	5,612,992
Alcon AG (United States)	126,300	9,953,703
Baxter International Inc	1,170,400	22,366,344
Becton Dickinson & Co	40,600	7,879,242
Boston Scientific Corp (c)	534,351	50,950,368
Masimo Corp (c)	52,600	6,841,156
Medline Inc Class A	56,500	2,373,000
Solventum Corp (c)	47,675	3,777,767
		109,754,572
Health Care Providers & Services - 2.8%
Cardinal Health Inc	61,200	12,576,600
Cigna Group/The	122,100	33,605,583
Humana Inc	83,500	21,386,855
McKesson Corp	27,380	22,459,540
Molina Healthcare Inc (c)	30,200	5,240,908
UnitedHealth Group Inc	217,200	71,699,892
		166,969,378
Life Sciences Tools & Services - 1.0%
Bruker Corp	441,100	20,780,221
Danaher Corp	78,600	17,993,112
Thermo Fisher Scientific Inc	39,900	23,120,055
		61,893,388
Pharmaceuticals - 2.7%
Eli Lilly & Co (d)	27,220	29,252,790
GSK PLC ADR	1,124,900	55,165,096
Haleon PLC ADR (b)	3,743,100	37,842,741
Johnson & Johnson	110,857	22,941,856
Merck & Co Inc	120,600	12,694,356
		157,896,839
TOTAL HEALTH CARE		525,281,146
Industrials - 16.9%
Aerospace & Defense - 10.1%
Boeing Co (c)	1,308,273	284,052,234
GE Aerospace	862,359	265,632,443
General Dynamics Corp	55,900	18,819,294
Howmet Aerospace Inc	28,000	5,740,560
Huntington Ingalls Industries Inc	51,600	17,547,612
RTX Corp	3,300	605,220
Textron Inc	9,900	862,983
		593,260,346
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	588,600	58,383,234
Building Products - 0.2%
A O Smith Corp	137,300	9,182,624
AAON Inc	9,600	732,000
Trex Co Inc (c)	60,600	2,125,848
		12,040,472
Commercial Services & Supplies - 0.0%
Veralto Corp	25,833	2,577,617
Electrical Equipment - 4.4%
Emerson Electric Co	25,000	3,318,000
GE Vernova Inc (d)	355,855	232,576,152
Hubbell Inc	13,318	5,914,657
Vertiv Holdings Co Class A	127,761	20,698,560
		262,507,369
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	211,700	11,067,676
Machinery - 1.0%
Allison Transmission Holdings Inc	58,900	5,766,310
Cummins Inc	21,900	11,178,855
Deere & Co	15,800	7,356,006
Donaldson Co Inc	54,900	4,867,434
Nordson Corp	15,800	3,798,794
Otis Worldwide Corp	77,950	6,808,933
Stanley Black & Decker Inc	28,700	2,131,835
Westinghouse Air Brake Technologies Corp	69,902	14,920,582
		56,828,749
Trading Companies & Distributors - 0.0%
Watsco Inc	7,100	2,392,345
TOTAL INDUSTRIALS		999,057,808
Information Technology - 23.0%
IT Services - 0.0%
Gartner Inc (c)	6,000	1,513,680
Semiconductors & Semiconductor Equipment - 12.4%
Applied Materials Inc	53,300	13,697,567
Broadcom Inc	422,900	146,365,690
First Solar Inc (c)	49,200	12,852,516
Lam Research Corp	126,700	21,688,506
Marvell Technology Inc	365,667	31,074,382
Micron Technology Inc	205,100	58,537,591
NVIDIA Corp	2,360,800	440,289,200
Teradyne Inc	32,700	6,329,412
		730,834,864
Software - 7.2%
Adobe Inc (c)	71,000	24,849,290
Autodesk Inc (c)	52,400	15,510,924
Intuit Inc	12,700	8,412,734
Microsoft Corp	760,400	367,744,648
Synopsys Inc (c)	19,300	9,065,596
		425,583,192
Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc	582,100	158,249,706
CompoSecure Inc (e)(f)	1,573,058	30,328,558
Seagate Technology Holdings PLC	10,300	2,836,517
Western Digital Corp	41,000	7,063,070
		198,477,851
TOTAL INFORMATION TECHNOLOGY		1,356,409,587
Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc	24,500	6,051,990
Dow Inc	74,800	1,748,824
LyondellBasell Industries NV Class A1	65,900	2,853,470
Mosaic Co/The	594,100	14,311,869
Sherwin-Williams Co/The	1,400	453,642
		25,419,795
Construction Materials - 0.1%
James Hardie Industries PLC (c)	410,530	8,518,497
TOTAL MATERIALS		33,938,292
Real Estate - 0.5%
Industrial REITs - 0.1%
Terreno Realty Corp	64,700	3,798,536
Real Estate Management & Development - 0.1%
Compass Inc Class A (c)	744,200	7,866,194
Residential REITs - 0.1%
Sun Communities Inc	31,800	3,940,338
Specialized REITs - 0.2%
American Tower Corp	66,900	11,745,633
Equinix Inc	1,400	1,072,624
		12,818,257
TOTAL REAL ESTATE		28,423,325
Utilities - 1.0%
Electric Utilities - 0.9%
Duke Energy Corp	18,200	2,133,222
Edison International	59,900	3,595,198
Entergy Corp	64,400	5,952,492
PG&E Corp	121,800	1,957,326
Southern Co/The	429,200	37,426,240
		51,064,478
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	21,800	3,516,994
Multi-Utilities - 0.1%
Sempra	60,500	5,341,545
TOTAL UTILITIES		59,923,017
TOTAL UNITED STATES		5,293,331,449
ZAMBIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
First Quantum Minerals Ltd (c)	2,793,600	74,900,353
TOTAL COMMON STOCKS (Cost $2,785,187,414)		5,811,563,272

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Bruker Corp 6.375% Series A (Cost $5,444,996)	21,600	7,844,688

U.S. Treasury Obligations - 0.2%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (d) (Cost $11,912,120)	3.67	11,980,000	11,914,316

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.79	90,967,978	90,986,172
Fidelity Securities Lending Cash Central Fund (j)(k)	3.77	89,163,767	89,172,683
TOTAL MONEY MARKET FUNDS (Cost $180,159,433)			180,158,855

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $2,982,703,963)	6,011,481,131
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(109,051,173)
NET ASSETS - 100.0%	5,902,429,958

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co	Chicago Board Options Exchange	49	5,265,932	1,130.00	2/2026	(168,438)
GE Vernova Inc	Chicago Board Options Exchange	174	11,372,118	740.00	2/2026	(264,480)
GE Vernova Inc	Chicago Board Options Exchange	174	11,372,118	850.00	2/2026	(74,385)
GE Vernova Inc	Chicago Board Options Exchange	175	11,437,475	700.00	2/2026	(453,250)
GE Vernova Inc	Chicago Board Options Exchange	174	11,372,118	750.00	2/2026	(232,290)

						(1,192,843)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	240	15,685,680	480.00	2/2026	(43,200)

						(43,200)
TOTAL WRITTEN OPTIONS						(1,236,043)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $52,136,502.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,328,558 or 0.5% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,459,654 or 0.1% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,459,654 or 0.1% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CompoSecure Inc	11/3/2025	29,101,573

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,875,633	116,241,283	140,134,604	1,079,504	4,438	(578)	90,986,172	90,967,978	0.2%
Fidelity Securities Lending Cash Central Fund	70,978,571	133,635,226	115,440,717	72,196	(397)	-	89,172,683	89,163,767	0.3%
Total	185,854,204	249,876,509	255,575,321	1,151,700	4,041	(578)	180,158,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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